INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING	12 Months Ended
Dec. 31, 2024
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
NOTE 16. INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
The following table sets forth information regarding the money market operations recognized as liabilities in Consolidated Statement of Financial Position:

Interbank and repurchase agreements and other similar secured borrowing	December 31, 2024	December 31, 2023
In millions of COP
Interbank Deposits
Interbank liabilities	716,493	606,141
Total interbank	716,493	606,141
Repurchase agreements and other similar secured borrowing
Short selling operations	155,973	273,791
Temporary transfer of securities	532,495	44,888
Repurchase agreements	372,004	151,616
Total Repurchase agreements and other similar secured borrowing(1)	1,060,472	470,295
Total money market transactions	1,776,965	1,076,436
(1)Total repo liabilities have maturities of less than 30 days.
Offsetting of Repurchase and Resale Agreements
For the Bancolombia Group, substantially all repurchase and resale activities are transacted under legally enforceable repurchase agreements that give the Bank, in the event of default by the counterparty, the right to liquidate securities held with the same counterparty.
The Bank does not offset repurchase and resale transactions with the same counterparty in the Consolidated Statement of Financial Position.
The table below presents repurchases and resale transactions included in the Consolidated Statement of Financial Position at December 31, 2024 and 2023:
As of December 31, 2024

	Assets / liabilities gross	Amounts offset in the statement of financial position	Net balance presented in the statement of financial position	Financial instruments as collaterals	Assets / liabilities net
In millions of COP
Securities purchased under resale agreements(1)	5,725,166	-	5,725,166	(5,725,166)	-
Securities sold under repurchase agreements	(1,060,472)	-	(1,060,472)	1,060,472	-
Total repurchase and resale agreements	4,664,694	-	4,664,694	(4,664,694)	-
(1)The amount includes those presented as cash and cash equivalents for COP 5,722,948 and those presented as other assets for COP 2,218.
As of December 31, 2023

	Assets / liabilities gross	Amounts offset in the statement of financial position	Net balance presented in the statement of financial position	Financial instruments as collaterals	Assets / liabilities net
In millions of COP
Securities purchased under resale agreements(1)	7,850,516	-	7,850,516	(7,850,516)	-
Securities sold under repurchase agreements	(470,295)	-	(470,295)	470,295	-
Total repurchase and resale agreements	7,380,221	-	7,380,221	(7,380,221)	-
(1)The amount includes those presented as cash and cash equivalents for COP 7,840,926 and those presented as other assets for COP 9,590.
For further information about offsetting of other financial assets and liabilities see Note 5. Financial assets investments and derivatives.